Commitments and Contingencies Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases	Remaining future minimum rentals due under non-cancelable operating leases are as follows (in thousands):

Fiscal
2014	$39,329
2015	33,115
2016	25,083
2017	16,701
2018	9,177
Thereafter	17,583
$140,988